LEASES - Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,778	$ 1,464
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	270	222
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	297	254
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	183	152
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,028	$ 836